Common Stock (Details Narrative) (10-K) - USD ($)													9 Months Ended		12 Months Ended
	Jul. 23, 2020	Mar. 25, 2019	Feb. 14, 2019	Mar. 02, 2018	Feb. 16, 2018	Jan. 25, 2018	Jul. 14, 2017	Jan. 21, 2015	Mar. 30, 2006	Jun. 07, 2004	Jun. 14, 2001	Jun. 15, 1998	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 20, 2015
Number of common stock shares issued										5,907,000		5,375,000
Share issued price per share									$ 2.50	$ 0.00008		$ 0.00008
Gross proceed from issuance of common stock										$ 472		$ 430			$ 50,000
Convertible notes payable common shares value	$ 17,850
Convertible notes payable common shares converted	1,785,000
Conversion price per share	$ 0.01												$ 0.01
Common stock conversion basis								Issued and outstanding shares of common stock, on a 10 for 1 basis
Common stock, shares issued								113,020,000					19,842,565		18,057,565	16,757,565	11,302,000
Common stock, shares outstanding								113,020,000					19,842,565		18,057,565	16,757,565	11,302,000
Number of shares issued in private placement agreement									20,000
Gross proceeds in private placement agreement									$ 50,000
Forward stock split ratio											Forward stock split of 5,000:1
Maximum [Member]
Common stock, shares issued								113,020,000
Common stock, shares outstanding								113,020,000
Minimum [Member]
Common stock, shares issued								11,302,000
Common stock, shares outstanding								11,302,000
Convertible Note One [Member]
Convertible notes payable common shares value						$ 25,000	$ 25,000
Convertible notes payable common shares converted						2,500,000	555,556
Conversion price per share							$ 0.045
Two Convertible Notes [Member]
Conversion price per share						$ 0.01
Convertible Note Two [Member]
Convertible notes payable common shares value						$ 10,000	$ 20,000
Convertible notes payable common shares converted						2,000,000	400,000
Conversion price per share						$ 0.005	$ 0.05
Private Placement [Member]
Number of common stock shares issued		600,000	400,000	150,000	150,000
Share issued price per share		$ 0.05	$ 0.05	$ 0.10	$ 0.10
Gross proceed from issuance of common stock		$ 30,000	$ 20,000	$ 15,000	$ 15,000